OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Other liabilities
NOTE 18 – OTHER LIABILITIES

USDm	2023	2022	2021
Accrued operating expenses	20.2	12.0	11.8
Accrued interest	2.1	3.6	2.3
Wages and social expenses	21.8	15.0	15.1
Derivative financial instruments	2.8	1.9	11.3
Other	1.3	1.6	3.2
Balance as of December 31	48.2	34.1	43.7

Hereof non-current	3.0	3.0	—
Hereof current	45.2	31.1	43.7

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the payable. Please refer to Note 25 for further information on fair value hierarchies.